Document and Entity Information	Sep. 15, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	Greenidge Generation Holdings Inc.
Entity File Number	001-40808
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	135 Rennell Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K of Greenidge Generation Holdings Inc., a Delaware corporation (the “Company”), filed with the U.S. Securities and Exchange Commission on September 15, 2021 (the “Original Form 8-K”), GGH Merger Sub, Inc., a Delaware corporation (“Merger Sub”) and a wholly owned subsidiary of the Company, merged with and into Support.com, Inc., a Delaware corporation (“Support.com”), with Support.com continuing as the surviving corporation (the “Merger”) and a wholly owned subsidiary of the Company, pursuant to the previously announced Agreement and Plan of Merger, dated March 19, 2021 (the “Merger Agreement”), among the Company, Support.com and Merger Sub.At the effective time of the Merger, the Company issued 2,960,731 shares of class A common stock in exchange for all shares of common stock, par value $0.0001, of Support.com and all outstanding stock options and restricted stock units of Support.com.This Amendment to Form 8-K amends and supplements the Original Form 8-K to include certain pro forma financial statements relating to the Merger required by Item 9.01 of Form 8-K. This Amendment to Form 8-K should be read in connection with the previously filed Current Report on Form 8-K described above which provides a more complete description of the Merger.
Entity Central Index Key	0001844971
City Area Code	315
Local Phone Number	536-2359
8.50% Senior Notes due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	GREE
Security Exchange Name	NASDAQ